EQUITY AND EARNINGS PER SHARE EQUITY AND EARNINGS PER SHARE - Outstanding Options by Date of Grant (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options				5,000
Stock Options | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options		7,162,024	7,278,354
Manager | Stock Options | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		7,162,024
Manager | Stock Options | March 2011 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		182,527
Weighted average exercise price	[1]	$ 5.23
Intrinsic Value (millions)		$ 0.4
Manager | Stock Options | September 2011 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		283,305
Weighted average exercise price	[1]	$ 2.14
Intrinsic Value (millions)		$ 1.5
Manager | Stock Options | April 2012 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		257,660
Weighted average exercise price	[1]	$ 5.71
Intrinsic Value (millions)		$ 0.5
Manager | Stock Options | May 2012 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		312,026
Weighted average exercise price	[1]	$ 6.80
Intrinsic Value (millions)		$ 0.2
Manager | Stock Options | July 2012 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		346,343
Weighted average exercise price	[1]	$ 6.76
Intrinsic Value (millions)		$ 0.3
Manager | Stock Options | January 2013 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		958,331
Weighted average exercise price	[1]	$ 12.47
Intrinsic Value (millions)		$ 0.0
Manager | Stock Options | February 2013 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		383,331
Weighted average exercise price	[1]	$ 14.90
Intrinsic Value (millions)		$ 0.0
Manager | Stock Options | June 2013 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		670,829
Weighted average exercise price	[1]	$ 15.94
Intrinsic Value (millions)		$ 0.0
Manager | Stock Options | November 2013 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		965,847
Weighted average exercise price	[1]	$ 17.28
Intrinsic Value (millions)		$ 0.0
Manager | Stock Options | August 2014 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		765,416
Weighted average exercise price	[1]	$ 18.94
Intrinsic Value (millions)		$ 0.0
Manager | Stock Options | November 2014 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		20,000
Weighted average exercise price	[1]	$ 15.26
Intrinsic Value (millions)		$ 0.0
Manager | Stock Options | June 2015 | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable	[2]	2,011,409
Weighted average exercise price	[1],[2]	$ 11.80
Intrinsic Value (millions)	[2]	$ 0.0
Manager | Stock Options | Granted March 2016 [Member] | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable		5,000
Weighted average exercise price	[1]	$ 9.15
Exercisable options [Member] | Stock Options | Nonqualified Stock Option and Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share)		$ 12.72
Intrinsic Value (millions)		$ 2.9
Weighted average remaining life (years)		5 years 11 months

[1]	The strike prices are subject to adjustment in connection with return of capital dividends.
[2]	Includes 402,282 options that the Manager assigned to Fortress employees.